Income Taxes - Summary of Computed Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Statutory U.S. federal income tax rate	34.00%	34.00%
State income taxes, net of federal tax benefit	4.70%	4.70%
Permanent differences	(0.20%)
Change in valuation allowance	(38.50%)	(38.70%)
Effective income tax rate	0.00%	0.00%